Condensed Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2026	Dec. 31, 2025
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Common Stock, Shares Authorized	100,000,000	100,000,000
Common Stock, Shares, Issued	500,914	402,833
Common Stock, Shares, Outstanding	500,914	402,833
Series B Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Series C Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares issued	750	750
Preferred stock, shares outstanding	750	750